UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC, 8.875%, 4/01/15 (a)	USD	295	$87,762

Airlines - 0.8%	American Airlines Pass-Through Trust Series 2001-02, 7.858%, 4/01/13		600	549,000
	Continental Airlines, Inc. Series 1997-4-B, 6.90%, 7/02/18 (b)		699	503,610
	Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12		336	259,102
	Continental Airlines, Inc. Series 2003-RJ, 7.875%, 1/02/20		252	143,756
	UAL Corp., 4.50%, 6/30/21 (c)		355	140,225

				1,595,693

Auto Components - 1.8%	Allison Transmission, Inc., 11%, 11/01/15 (d)		800	624,000
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(d)		1,160	777,200
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		1,450	1,410,125
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		552	536,820
	Lear Corp., 8.75%, 12/01/16		425	110,500

				3,458,645

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		785	667,250

Building Products - 0.7%	Momentive Performance Materials, Inc., 11.50%, 12/01/16		790	185,650
	Ply Gem Industries, Inc., 11.75%, 6/15/13		1,805	1,155,200

				1,340,850

Capital Markets - 1.1%	E*Trade Financial Corp., 8%, 6/15/11		330	221,100
	E*Trade Financial Corp., 12.50%, 11/30/17 (a)(d)		1,615	1,069,937
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (d)		1,073	439,930
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(d)		434	177,811
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(d)		296	121,471

				2,030,249

Chemicals - 1.8%	American Pacific Corp., 9%, 2/01/15		880	767,800
	Innophos, Inc., 8.875%, 8/15/14		825	740,437
	MacDermid, Inc., 9.50%, 4/15/17 (d)		1,260	768,600
	Terra Capital, Inc. Series B, 7%, 2/01/17		215	201,025
	Wellman Holdings, Inc. Second Lien Subordinate Note, 10%, 1/29/19 (c)(d)		844	844,000
	Wellman Holdings, Inc. Third Lien Subordinate Note, 5%, 1/29/19 (c)(d)		256	128,000

				3,449,862

Commercial Services & Supplies - 3.7%	Scientific Games International, Inc., 9.25%, 6/15/19 (d)		555	539,738
	US Investigations Services, Inc., 10.50%, 11/01/15 (d)		700	570,500
	Waste Services, Inc., 9.50%, 4/15/14		3,000	2,790,000
	West Corp., 9.50%, 10/15/14		750	675,000
	West Corp., 11%, 10/15/16		2,850	2,422,500

				6,997,738

Construction & Engineering - 0.8%	Dycom Industries, Inc., 8.125%, 10/15/15		1,750	1,487,500

Construction Materials - 1.1%	Nortek, Inc., 10%, 12/01/13		2,205	1,427,737
	Texas Industries, Inc., 7.25%, 7/15/13		785	675,100

				2,102,837

Containers & Packaging - 5.6%	Berry Plastics Holding Corp., 4.504%, 9/15/14 (e)		1,765	1,156,075
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	1,265	1,779,398
	Graphic Packaging International Corp., 8.50%, 8/15/11	USD	1,240	1,227,600

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Graphic Packaging International Corp., 9.50%, 8/15/13	USD	1,025	$958,375
	Impress Holdings BV, 4.256%, 9/15/13 (d)(e)		420	362,250
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,000	1,000,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	430	562,302
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (d)	USD	1,355	453,925
	Pregis Corp., 12.375%, 10/15/13		1,200	762,000
	Rock-Tenn Co., 8.20%, 8/15/11		2,000	2,047,500
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (f)(g)		990	321,750

				10,631,175

Diversified Consumer Services - 1.4%	Service Corp. International, 7%, 6/15/17		3,000	2,737,500

Diversified Financial Services - 6.4%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		520	513,500
	Bank of America Corp., 5.65%, 5/01/18		800	715,908
	FCE Bank Plc, 7.125%, 1/16/12	EUR	2,850	3,424,706
	FCE Bank Plc, 7.125%, 1/15/13		950	1,074,417
	FCE Bank Plc Series JD, 2.538%, 9/30/09 (e)		270	368,341
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (e)	USD	215	169,850
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		200	170,789
	Ford Motor Credit Co. LLC, 8%, 12/15/16		180	144,547
	GMAC LLC, 7.25%, 3/02/11 (d)		379	341,100
	GMAC LLC, 6.875%, 9/15/11 (d)		500	447,500
	GMAC LLC, 2.868%, 12/01/14 (d)(e)		884	663,000
	GMAC LLC, 6.75%, 12/01/14 (d)		1,510	1,260,850
	GMAC LLC, 8%, 11/01/31 (d)		1,720	1,290,000
	General Motors Acceptance Corp. of Canada Ltd., 6%, 5/25/10	CAD	300	239,700
	Leucadia National Corp., 8.125%, 9/15/15	USD	1,325	1,175,937

				12,000,145

Diversified Telecommunication Services - 6.0%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		1,035	776,250
	Cincinnati Bell, Inc., 7.25%, 7/15/13		470	445,325
	Frontier Communications Corp., 8.25%, 5/01/14		340	332,350
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (d)		1,445	1,445,000
	Qwest Communications International, Inc., 7.50%, 2/15/14 (b)		2,020	1,858,400
	Qwest Communications International, Inc., 3.50%, 11/15/25 (c)		640	644,000
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14		1,730	1,591,600
	Qwest Corp., 3.879%, 6/15/13 (e)		1,550	1,391,125
	Qwest Corp., 7.625%, 6/15/15		525	502,688
	Qwest Corp., 8.375%, 5/01/16 (d)		400	393,000
	Windstream Corp., 8.125%, 8/01/13		1,900	1,869,125

				11,248,863

Electric Utilities - 1.6%	Edison Mission Energy, 7.50%, 6/15/13		725	610,812
	NSG Holdings LLC, 7.75%, 12/15/25 (d)		1,030	829,150
	Tenaska Alabama Partners LP, 7%, 6/30/21 (d)		1,885	1,525,299

				2,965,261

Electrical Equipment - 0.0%	UCAR Finance, Inc., 10.25%, 2/15/12		55	51,288

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments & Components - 0.2%	Sanmina-SCI Corp., 8.125%, 3/01/16	USD	660	$369,600

Energy Equipment & Services - 0.8%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		215	196,725
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		320	281,600
	North American Energy Partners, Inc., 8.75%, 12/01/11		375	313,125
	Transocean, Inc. Series A, 1.625%, 12/15/37 (c)		765	721,013

				1,512,463

Food & Staples Retailing - 0.6%	AmeriQual Group LLC, 9.50%, 4/01/12 (d)		800	480,000
	Rite Aid Corp., 7.50%, 3/01/17		950	745,750

				1,225,750

Food Products - 0.4%	JBS USA LLC, 11.625%, 5/01/14 (d)		400	384,000
	Tyson Foods, Inc., 10.50%, 3/01/14 (d)		315	333,900

				717,900

Health Care Equipment & Supplies - 3.0%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15		930	358,050
	DJO Finance LLC, 10.875%, 11/15/14 (b)		5,300	4,346,000
	DJO Finance LLC, 11.75%, 11/15/14		85	58,225
	Hologic, Inc., 2%, 12/15/37 (c)(h)		1,285	893,075

				5,655,350

Health Care Providers & Services - 1.3%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		210	207,638
	Tenet Healthcare Corp., 9%, 5/01/15 (d)		1,564	1,595,280
	Tenet Healthcare Corp., 10%, 5/01/18 (d)		644	672,980

				2,475,898

Hotels, Restaurants & Leisure - 6.5%	American Real Estate Partners LP, 7.125%, 2/15/13		3,045	2,603,475
	Galaxy Entertainment Finance Co. Ltd., 7.323%,12/15/10 (d)(e)		300	267,000
	Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12 (d)		550	456,500
	Gaylord Entertainment Co., 8%, 11/15/13		635	523,081
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (d)		1,580	1,429,900
	Greektown Holdings, LLC, 10.75%, 12/01/13 (d)(f)(g)		559	39,130
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (d)		1,740	1,161,450
	Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10		1,550	364,250
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (d)		1,290	557,925
	MGM Mirage, 10.375%, 5/15/14 (d)		500	515,000
	MGM Mirage, 11.125%, 11/15/17 (d)		820	858,950
	Penn National Gaming, Inc., 6.875%, 12/01/11		2,025	1,964,250
	San Pasqual Casino, 8%, 9/15/13 (d)		975	799,500
	Scientific Games Corp., 0.75%, 12/01/24 (c)(h)		280	269,850
	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (d)		360	208,800
	Travelport LLC, 5.293%, 9/01/14 (e)		160	80,000
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (f)(g)		305	1,525
	Virgin River Casino Corp., 9%, 1/15/12 (f)(g)		940	98,700

				12,199,286

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Household Durables - 1.1%	American Greetings Corp., 7.375%, 6/01/16	USD	1,020	$642,600
	Beazer Homes USA, 8.375%, 4/15/12		590	318,600
	Jarden Corp., 8%, 5/01/16		275	266,062
	KB Home, 6.375%, 8/15/11		195	187,200
	Toll Brothers Finance Corp., 8.91%, 10/15/17		686	687,494

				2,101,956

IT Services - 1.5%	Alliance Data Systems Corp., 1.75%, 8/01/13 (c)(d)		1,310	951,388
	First Data Corp., 11.25%, 3/31/16 (d)		2,460	1,328,400
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (d)		580	561,150

				2,840,938

Independent Power Producers & Energy Traders - 3.6%	The AES Corp., 8.75%, 5/15/13 (d)		1,070	1,088,725
	Calpine Construction Finance Co. LP, 8%, 6/01/16 (d)		965	917,956
	Energy Future Holdings Corp., 11.25%, 11/01/17 (a)		3,763	1,939,913
	NRG Energy, Inc., 7.25%, 2/01/14		1,625	1,555,937
	NRG Energy, Inc., 7.375%, 2/01/16		1,000	941,250
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (a)		1,014	396,631

				6,840,412

Industrial Conglomerates - 1.3%	Icahn Enterprises LP, 4%, 8/15/13 (c)(d)(e)		255	174,299
	Sequa Corp., 11.75%, 12/01/15		2,540	1,130,300
	Sequa Corp., 13.50%, 12/01/15 (a)		3,579	1,158,782

				2,463,381

Insurance - 0.9%	Alliant Holdings I, Inc., 11%, 5/01/15 (d)		1,700	1,266,500
	USI Holdings Corp., 4.758%, 11/15/14 (d)(e)		680	372,300

				1,638,800

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8%, 9/15/16 (d)		175	175,437

Machinery - 1.2%	AGY Holding Corp., 11%, 11/15/14		1,280	915,200
	Accuride Corp., 8.50%, 2/01/15		555	163,725
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		590	639,474
	RBS Global, Inc., 9.50%, 8/01/14 (d)		218	182,030
	RBS Global, Inc., 8.875%, 9/01/16		450	326,250

				2,226,679

Marine - 0.8%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)		855	522,619
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		477	364,905
	Teekay Shipping Corp., 8.875%, 7/15/11		575	567,813

				1,455,337

Media - 11.9%	Affinion Group, Inc., 10.125%, 10/15/13		1,340	1,259,600
	CCO Holdings LLC, 8.75%, 11/15/13		555	507,825
	CMP Susquehanna Corp., 4.753%, 5/15/14		160	3,200
	CSC Holdings, Inc., 8.50%, 4/15/14 (d)		390	388,050
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11		225	224,437
	Cablevision Systems Corp. Series B, 8%, 4/15/12		475	466,687
	Catalina Marketing Corp., 10.50%, 10/01/15 (a)(d)(h)		2,700	2,268,000
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (f)(g)		740	732,600

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Charter Communications Operating, LLC, 8.375%, 4/30/14 (d)(f)	USD	560	$532,000
	DIRECTV Holdings LLC, 8.375%, 3/15/13		260	261,950
	EchoStar DBS Corp., 6.375%, 10/01/11		250	241,563
	EchoStar DBS Corp., 7%, 10/01/13		90	85,050
	Harland Clarke Holdings Corp., 5.633%, 5/15/15 (e)		350	211,750
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		420	312,900
	Intelsat Corp., 9.25%, 6/15/16 (d)		1,390	1,334,400
	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (d)		260	254,800
	Lamar Advertising Co. Series B, 2.875%, 12/31/10 (c)		400	368,000
	Liberty Media Corp., 3.125%, 3/30/23 (c)		1,113	947,441
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		748	201,960
	Mediacom LLC, 9.50%, 1/15/13		1,365	1,303,575
	Network Communications, Inc., 10.75%, 12/01/13		30	6,000
	Nielsen Finance LLC, 11.625%, 2/01/14 (d)		180	178,200
	Nielsen Finance LLC, 10%, 8/01/14		1,890	1,800,225
	Nielsen Finance LLC, 11.50%, 5/01/16 (d)		500	475,000
	ProtoStar I Ltd., 18%, 10/15/12 (c)(d)(f)(g)		850	271,970
	Rainbow National Services LLC, 10.375%, 9/01/14 (d)		1,582	1,631,438
	Salem Communications Corp., 7.75%, 12/15/10		2,475	742,500
	TL Acquisitions, Inc., 10.50%, 1/15/15 (d)		4,330	3,377,400
	Time Warner Cable, Inc., 8.25%, 4/01/19		300	336,096
	UPC Holding B.V., 9.875%, 4/15/18 (d)		500	482,500
	Virgin Media, Inc., 6.50%, 11/15/16 (c)(d)		1,210	936,238
	WMG Acquisition Corp., 9.50%, 6/15/16 (d)		240	239,700

				22,383,055

Metals & Mining - 4.8%	Aleris International, Inc., 9%, 12/15/14 (f)(g)		1,035	10,350
	Aleris International, Inc., 10%, 12/15/16 (f)(g)		800	3,000
	Anglo American Capital Plc, 9.375%, 4/08/19 (d)		360	382,709
	FMG Finance Property Ltd., 10%, 9/01/13 (d)		535	476,150
	FMG Finance Property Ltd., 10.625%, 9/01/16 (d)		1,295	1,149,312
	Foundation PA Coal Co., 7.25%, 8/01/14		1,975	1,935,500
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (e)		990	891,000
	Novelis, Inc., 7.25%, 2/15/15 (d)		1,975	1,298,563
	Ryerson, Inc., 8.403%, 11/01/14 (e)		400	220,500
	Ryerson, Inc., 12%, 11/01/15 (d)		265	178,875
	Steel Dynamics, Inc., 7.375%, 11/01/12		460	423,200
	Teck Resources Ltd., 10.25%, 5/15/16 (d)		300	303,750
	Teck Resources Ltd., 10.75%, 5/15/19 (d)		1,150	1,183,063
	Vedanta Resources Plc, 9.50%, 7/18/18 (d)		640	556,800

				9,012,772

Multiline Retail - 1.1%	Dollar General Corp., 10.625%, 7/15/15		470	497,025
	Macy’s Retail Holdings, Inc., 5.875%, 1/15/13		475	428,543
	Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		1,250	1,052,045
	Saks, Inc., 7.50%, 12/01/13 (c)(d)		65	63,375

				2,040,988

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels - 9.4%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (d)	USD	1,275	$1,134,750
	Berry Petroleum Co., 8.25%, 11/01/16		510	425,850
	Chesapeake Energy Corp., 9.50%, 2/15/15		520	513,500
	Chesapeake Energy Corp., 7.25%, 12/15/18		1,030	860,050
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)		800	464,000
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		1,610	805,000
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (d)		1,325	841,375
	Corral Finans AB, 2.631%, 4/15/10 (a)(d)		2,138	1,201,988
	EXCO Resources, Inc., 7.25%, 1/15/11		2,800	2,506,000
	Encore Acquisition Co., 6.25%, 4/15/14		2,000	1,705,000
	Forest Oil Corp., 7.25%, 6/15/19 (d)		2,275	1,956,500
	Massey Energy Co., 3.25%, 8/01/15 (c)		1,250	832,813
	OPTI Canada, Inc., 8.25%, 12/15/14		1,725	1,190,250
	PetroHawk Energy Corp., 10.50%, 8/01/14 (d)		555	568,875
	PetroHawk Energy Corp., 7.875%, 6/01/15 (d)		460	426,650
	Range Resources Corp., 8%, 5/15/19		400	394,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		390	315,900
	SandRidge Energy, Inc., 8.625%, 4/01/15 (a)		430	366,575
	SandRidge Energy, Inc., 9.875%, 5/15/16		500	476,250
	SandRidge Energy, Inc., 8%, 6/01/18 (c)		990	836,550

				17,821,876

Paper & Forest Products - 3.4%	Abitibi-Consolidated, Inc., 0%, 6/15/11 (e)(f)(g)		815	77,425
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (d)		1,053	288,313
	Georgia-Pacific Corp., 8.125%, 5/15/11		150	150,750
	Georgia-Pacific LLC, 8.25%, 5/01/16 (d)		1,600	1,576,000
	International Paper Co., 9.375%, 5/15/19		520	523,428
	Louisiana-Pacific Corp., 13%, 3/15/17 (d)		50	535,000
	NewPage Corp., 10%, 5/01/12		2,590	1,450,400
	Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		885	515,512
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (d)		335	308,093
	Verso Paper Holdings LLC Series B, 4.778%, 8/01/14 (e)		280	151,200
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		1,525	907,375

				6,483,496

Personal Products - 0.5%	Chattem, Inc., 7%, 3/01/14		910	864,500

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (e)		1,390	1,000,800
	Elan Finance Plc, 8.875%, 12/01/13		105	90,300

				1,091,100

Real Estate Investment Trusts (REITs) - 0.3%	FelCor Lodging LP, 8.50%, 6/01/11		295	252,225
	HCP, Inc., 5.65%, 12/15/13		440	393,277

				645,502

Real Estate Management & Development - 1.5%	Forest City Enterprises, Inc., 7.625%, 6/01/15		3,025	1,663,750
	Realogy Corp., 10.50%, 4/15/14		1,680	617,400
	Realogy Corp., 12.375%, 4/15/15		2,078	519,500

				2,800,650

Road & Rail - 0.2%	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (c)		320	324,400

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Semiconductors & Semiconductor Equipment - 0.4%	Spansion, Inc., 4.386%, 6/01/13 (d)(e)(f)(g)	USD	1,215	$765,450

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (a)(d)(e)		417	50,140

Specialty Retail - 2.7%	Asbury Automotive Group, Inc., 7.625%, 3/15/17		350	241,500
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (d)(e)		1,760	1,452,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,285	1,108,312
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(h)		1,055	590,800
	Michaels Stores, Inc., 10%, 11/01/14		520	374,400
	Michaels Stores, Inc., 11.375%, 11/01/16		940	512,300
	United Auto Group, Inc., 7.75%, 12/15/16		1,110	854,700

				5,134,012

Textiles, Apparel & Luxury Goods - 1.6%	Levi Strauss & Co., 8.875%, 4/01/16 (b)		2,000	1,880,000
	Quiksilver, Inc., 6.875%, 4/15/15		1,750	1,163,750

				3,043,750

Thrifts & Mortgage Finance - 1.2%	Residential Capital Corp., 8.375%, 6/30/10		2,825	2,189,375

Wireless Telecommunication Services - 6.7%	Cricket Communications, Inc., 9.375%, 11/01/14		1,285	1,278,575
	Cricket Communications, Inc., 10%, 7/15/15 (d)		890	898,900
	Crown Castle International Corp., 9%, 1/15/15		215	217,150
	Digicel Group Ltd., 8.875%, 1/15/15 (d)		1,370	1,096,000
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(d)		1,983	1,507,080
	FiberTower Corp., 9%, 11/15/12 (c)		633	261,904
	iPCS, Inc., 3.153%, 5/01/13 (e)		815	674,413
	Leap Wireless International, Inc., 4.50%, 7/15/14 (c)(d)		230	181,700
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,785	2,795,444
	NII Holdings, Inc., 2.75%, 8/15/25 (c)		660	609,675
	Nextel Communications, Inc. Series D, 7.375%, 8/01/15		400	317,000
	Nextel Communications, Inc. Series E, 6.875%, 10/31/13		320	266,400
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (d)		275	225,500
	Sprint Capital Corp., 7.625%, 1/30/11		2,330	2,300,875

				12,630,616

	Total Corporate Bonds - 102.8%			194,033,487

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposit, 3.22%, 3/26/14		16	9,253
	Hawker Beechcraft Acquisition Co. LLC Term Loan, 2.319%, 3/26/14		274	157,175

				166,428

Auto Components - 1.5%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14		1,379	1,063,821
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		1,972	932,370
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 12/31/09 (f)(g)		2,307	748,013
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 12/31/09 (f)(g)		243	78,613

				2,822,817

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

Automobiles - 0.5%	Ford Motor Co. Term Loan, 3.35% - 4.14%, 12/15/13	USD	637	$451,231
	General Motors Corp. Secured Term Loan, 8%, 11/29/13		542	507,342

				958,573

Building Products - 1.9%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14		495	417,466
	CPG International, I Inc. Term Loan B, 5.32%, 2/28/11		3,275	2,292,588
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 4.75%, 4/06/13		939	480,640
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 4.25%, 4/06/13		953	487,463

				3,678,157

Capital Markets - 0.1%	Marsico Parent Co., LLC Term Loan, 4.625% - 7.50%, 12/15/14		463	220,143

Chemicals - 1.9%	Flexsys Term Loan, 12%, 6/30/11		895	850,250
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.54%, 7/30/15		3,500	1,761,666
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First Lien), 4.29% - 4.47%, 7/31/14		744	562,003
	Solutia Inc. Loan, 7.25%, 2/28/14		486	391,620

				3,565,539

Diversified Financial Services - 0.1%	Protostar Working Capital Term Loan, 0%, 9/30/10		100	98,000

Diversified Telecommunication Services - 2.4%	Wind Finance SL S.A. Euro Finance Facility (Second Lien), 7.099%, 12/17/14	EUR	3,460	4,467,096

Electronics - 0.1%	First Data Corp. Initial Tranche B-1 Term Loan, 3.069%, 9/24/14	USD	350	256,592

Health Care Providers & Services - 1.5%	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12		2,502	2,238,627
	Rotech Healthcare, Inc. Term Loan B, 6.319%, 9/26/11		1,778	533,292

				2,771,919

Hotels, Restaurants & Leisure - 0.4%	Travelport LLC (fka Travelport Inc.) Loan, 7.82%, 3/27/12		3,015	768,721

Independent Power Producers & Energy Traders - 1.8%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-1 Term Loan, 3.819% - 3.882%, 10/10/14		218	148,641
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.819% - 3.882%, 10/10/14		1,316	906,223
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-3 Term Loan, 3.819% - 3.882%, 10/10/14		3,447	2,356,366

				3,411,230

Machinery - 0.9%	Navistar International Corp. Revolving Credit-Linked Deposit, 0.166% - 3.569%, 1/19/12		535	446,152
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		1,470	1,225,876

				1,672,028

Media - 2.9%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		400	260,000
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,737	1,664,795
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 5.50% - 6.25%, 11/14/14		6,483	1,296,503

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 7.66%, 6/12/14	USD	2,640	$1,880,862
	NV Broadcasting, LLC Second Lien, 5.25%, 11/03/14 (f)(g)		1,500	15,000
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		450	448,875

				5,566,035

Oil, Gas & Consumable Fuels - 1.0%	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		2,250	1,799,616

Paper & Forest Products - 0.7%	Georgia-Pacific LLC Term B Loan, 2.319% - 3.293%, 12/20/12		983	911,279
	NewPage Corp. Term Loan, 4.063% - 5%, 12/22/14		489	392,909
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13		1,230	61,481

				1,365,669

Real Estate Management & Development - 0.2%	Realogy Corp. Initial Term B Loan, 4.177%, 10/10/13		403	280,050
	Realogy Corp. Synthetic LC, 0.166% - 3.15%, 10/10/13		129	89,893

				369,943

Transportation Infrastructure - 0.8%	SBA Telecommunications Term Loan, 1.994%, 11/01/10		1,654	1,471,804

	Floating Rate Loan Interests - 18.8%			35,430,310

	Non-U.S. Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 2.0%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.699%, 6/15/35 (e)		1,755	1,667,250
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (d)		2,135	2,081,625

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 2.0%			3,748,875

	Common Stocks	Shares

Chemicals - 0.0%	Wellman Holdings, Inc. (f)		1,522	381

Communications Equipment - 1.4%	Loral Space & Communications Ltd. (f)		82,907	2,556,852

Electrical Equipment - 0.0%	Medis Technologies Ltd. (f)		70,784	19,112
	SunPower Corp. Class B (f)		778	20,010

				39,122

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (f)		1,099	11

Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd. (f)		125,117	177,633
	Ainsworth Lumber Co. Ltd. (d)(f)		140,415	198,616
	Western Forest Products, Inc. (d)(f)		45,762	10,898
	Western Forest Products, Inc. (f)		158,023	37,633

				424,780

	Total Common Stocks - 1.6%			3,021,146

	Preferred Securities

	Capital Trusts	Par (000)

Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (e)(f)(g)(i)	USD	675	590,618

	Total Capital Trusts - 0.3%			590,618

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares		Value

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (d)(i)		72	$20,160

Diversified Financial Services - 0.1%	Preferred Blocker, Inc., 7% (d)(i)		590	248,851

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0% (e)(i)		37,314	—

	Total Preferred Stocks - 0.2%			269,011

	Total Preferred Securities - 0.5%			859,629

	Warrants (j)

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		32,042	—

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		485	5

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (d)		42,640	—

Paper & Forest Products - 0.0%	MDP Acquisitions Plc (expires 10/01/13) (d)		700	20,525

	Total Warrants - 0.0%			20,530

	Other Interests (k)	Beneficial Interest (000)

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.	USD	575	58

Media - 0.0%	Adelphia Escrow		750	75
	Adelphia Recovery Trust		941	3,762

				3,837

	Total Other Interests - 0.0%			3,895

	Total Long-Term Investments (Cost - $307,560,260) - 125.7%			237,117,872

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.535% (l)(m)		1,719,428	1,719,428

	Total Short-Term Securities (Cost - $1,719,428) - 0.9%			1,719,428

	Options Purchased	Contracts

Over-The-Counter Call Options	Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86, Broker The Goldman Sachs Group, Inc.		19	30,400

	Total Options Purchased (Cost - $18,578) - 0.0%			30,400

	Total Investments (Cost - $309,298,266*) - 126.6%			238,867,700
	Liabilities in Excess of Other Assets - (26.6)%			(50,178,453)

	Net Assets - 100.0%			$188,689,247

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$310,968,986

Gross unrealized appreciation	$5,973,149
Gross unrealized depreciation	(78,074,435)

Net unrealized depreciation	$(72,101,286)

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(b)	All or portion of security has been pledged as collateral in connection with open swap contracts.

(c)	Convertible security.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Funds, TempFund		1,719,428	$2,484
BlackRock Liquidity Series, LLC Cash Sweep Series	USD	(8,370,522)	$2,506

(m)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	65,000	USD	90,647	Citibank NA	6/02/09	$1,241
USD	474,297	CAD	592,500	Citibank NA	6/10/09	(68,448)
USD	11,038,372	EUR	8,103,000	Citibank NA	7/15/09	(412,565)

Total						$(479,772)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Mohawk Industries, Inc.	4.70%	Goldman Sachs International	March 2014	USD	750	$(60,303)
Masco Corp.	5.85%	Goldman Sachs International	March 2014	USD	750	(75,161)

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Tyson Foods Inc.	4.25%	Goldman Sachs International	March 2014	USD	400	$(37,944)
Macy’s Retail Holdings I	8.05%		March 2014	USD	600	(131,496)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase	March 2014	USD	500	(81,718)
Black & Decker Corp.	2.93%	Goldman Sachs International	March 2014	USD	600	(38,390)
Lennar Corp.	5.75%	JPMorgan Chase	June 2014	USD	500	(47,138)
First Data Corp.	5.00%	Credit Suisse	June 2014	USD	250	11,154

Total						$(460,996)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	CCC	USD	1,000	$(173,688)
Ford Motor Co.	5.00%	Goldman International Sachs	June 2010	CCC	USD	4,000	(817,037)

Total							$(990,725)

[1] Using Standard & Poor’s ratings of the issuer.

[2] The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
USD	US Dollar

BlackRock Corporate High Yield Fund III, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$4,541,566	—	—
Level 2	212,724,579	$12,395	$(1,943,888)
Level 3	21,571,155	—	—

Total	$238,837,300	$12,395	$(1,943,888)

* Other financial instruments are swaps, foreign currency exchange contracts and option contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance as of February 28, 2009	$17,946,535
Realized loss	(1,482,100)
Change in unrealized appreciation/depreciation	2,967,838
Net sales	(528,181)
Net transfers into Level 3	2,667,063

Balance, as of May 31, 2009	$21,571,155

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 15, 2009